Summary of Significant Accounting Policies (Tables)	12 Months Ended
May. 31, 2015
Asset Acquired and Liabilities Assumed on Acquisition

Final determinations of the purchase price allocation for these acquisitions have been completed, and are aggregated by year of purchase in the following table:

	Fiscal 2015 Acquisitions			Fiscal 2014 Acquisitions
(In thousands)	Weighted- Average Intangible Asset Amortization Life (In Years)	Total		Weighted- Average Intangible Asset Amortization Life (In Years)	Total
Current assets		$27,533			$10,874
Property, plant and equipment		11,506			4,234
Goodwill	N/A	27,833		N/A	21,296
Tradenames - indefinite lives	N/A	7,209		N/A	2,000
Other intangible assets	14	26,781		14	19,462
Other long-term assets		202			—

Total Assets Acquired		$101,064			$57,866

Liabilities assumed		(28,363)			(18,361)

Net Assets Acquired		$72,701	(1)		$39,505	(2)

(1)	Figure includes cash acquired of $2.8 million.
(2)	Figure includes cash acquired of $0.3 million.

Property, Plant and Equipment

May 31,	2015	2014
(In thousands)
Land	$58,555	$50,245
Buildings and leasehold improvements	349,682	328,269
Machinery and equipment	850,067	813,162

Total property, plant and equipment, at cost	1,258,304	1,191,676
Less: allowance for depreciation and amortization	668,658	658,871

Property, plant and equipment, net	$589,646	$532,805

Useful Lives

Depreciation is computed primarily using the straight-line method over the following ranges of useful lives:

Land improvements	3 to 40 years
Buildings and improvements	3 to 50 years
Machinery and equipment	1 to 30 years

Major Classes of Inventories

Inventories were composed of the following major classes:

May 31,	2015	2014
(In thousands)
Raw material and supplies	$235,649	$213,981
Finished goods	438,556	399,663

Total Inventory	$674,205	$613,644

Investment (Income), Net

Investment (income), net, consists of the following components:

Year Ended May 31,	2015	2014	2013
(In thousands)
Interest (income)	$(8,304)	$(6,327)	$(6,814)
(Gain) on sale of marketable securities	(8,692)	(7,353)	(11,664)
Other-than-temporary impairment on securities	22	161	14,279
Dividend (income)	(1,603)	(2,196)	(1,979)

Investment (income), net	$(18,577)	$(15,715)	$(6,178)

Other (Income) Expense, Net

Other (income) expense, net, consists of the following components:

Year Ended May 31,	2015	2014	2013
(In thousands)
Royalty (income), net	$(1,843)	$(1,195)	$(2,069)
Loss on Brazil operational repositioning	—	—	6,087
Loss on Kemrock conversion option	—	—	9,030
(Income) loss related to unconsolidated equity affiliates	(2,023)	(2,888)	44,671

Other (income) expense, net	$(3,866)	$(4,083)	$57,719